Subsequent Events - Additional Information (Details) - Inspirato [Member] - USD ($) $ in Millions		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021
Subsequent Event [Line Items]
Business Combination, Consideration Transferred	$ 1,070	$ 1,070
Business Combination, Valuation adjusted upward	$ 20	20
Minimum
Subsequent Event [Line Items]
Business Combination, Integration Related Costs		$ 15